N-2	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Entity Central Index Key	0001951067
Amendment Flag	false
Securities Act File Number	001-41717
Document Type	20-F
Document Registration Statement	false
Entity Registrant Name	C3IS INC.
Entity Address, Address Line One	331 Kifissias Avenue
Entity Address, Address Line Two	Erithrea
Entity Address, City or Town	Athens
Entity Address, Postal Zip Code	14561
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	331 Kifissias Avenue
Entity Address, Address Line Two	Erithrea
Entity Address, City or Town	Athens
Entity Address, Postal Zip Code	14561
City Area Code	210
Local Phone Number	625 0001
Contact Personnel Name	Dr. Diamantis Andriotis